SIGNIFICANT ACCOUNTING POLICIES - Basic and Diluted (Details) - USD ($)		11 Months Ended	12 Months Ended
		Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares included as part of the units
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to ordinary shares		$ 0	$ 16,786,872	$ 12,679,258
Diluted weighted average shares outstanding (in shares)		0	100,000,000	100,000,000
Basic weighted average shares outstanding (in shares)		0	100,000,000	100,000,000
Basic net income per share (in dollars per share)		$ 0	$ 0.17	$ 0.13
Diluted net income per share (in dollars per share)		$ 0	$ 0.17	$ 0.13
Class B Ordinary Shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to ordinary shares		$ (13,845)	$ 4,196,718	$ 3,169,814
Diluted weighted average shares outstanding (in shares)	[1]	25,000,000	25,000,000	25,000,000
Basic weighted average shares outstanding (in shares)	[1]	25,000,000	25,000,000	25,000,000
Basic net income per share (in dollars per share)		$ 0.00	$ 0.17	$ 0.13
Diluted net income per share (in dollars per share)		$ 0.00	$ 0.17	$ 0.13

[1]	On February 4, 2021, the Company consummated the sale of Over-Allotment Units pursuant to the underwriters’ partial exercise of their over-allotment option. Share amount as of December 31, 2020 has been retroactively restated to account for the share recapitalization events as discussed in Note 4.